Fair value measurement of financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurement Of Financial Instruments [Abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets

Unlisted equity securities
£’000
Opening balance as at January 1, 2023	2,145
Gain/(loss) recognised in other comprehensive income	—
Closing balance as at June 30, 2023	2,145